Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: June 11, 2025

Payment Date	6/16/2025
Collection Period Start	5/1/2025
Collection Period End	5/31/2025
Interest Period Start	5/15/2025
Interest Period End	6/15/2025

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$19,184,201.71	$13,600,404.22	$5,583,797.49	0.011977	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$165,267,201.71	$13,600,404.22	$151,666,797.49

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$168,658,411.70	$155,058,007.48	0.114309
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$168,658,411.70	$155,058,007.48
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$19,184,201.71	0.77000%	30/360	$12,309.86
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$165,267,201.71			$153,383.61

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$168,658,411.70	$155,058,007.48
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$168,658,411.70	$155,058,007.48
Number of Receivables Outstanding	26,484	25,691
Weighted Average Contract Rate	3.89%	3.90%
Weighted Average Remaining Term (months)	20.0	19.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$553,291.12
Principal Collections	$13,577,307.87
Liquidation Proceeds	$151,151.28
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$14,281,750.27
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$14,281,750.27

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$140,548.68	$140,548.68	$—	$—	$14,141,201.59
Interest - Class A-1 Notes	$—	$—	$—	$—	$14,141,201.59
Interest - Class A-2 Notes	$—	$—	$—	$—	$14,141,201.59
Interest - Class A-3 Notes	$12,309.86	$12,309.86	$—	$—	$14,128,891.73
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$14,037,553.73
First Allocation of Principal	$—	$—	$—	$—	$14,037,553.73
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$14,022,971.35
Second Allocation of Principal	$—	$—	$—	$—	$14,022,971.35
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$14,006,807.58
Third Allocation of Principal	$—	$—	$—	$—	$14,006,807.58
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$13,987,817.98
Fourth Allocation of Principal	$10,209,194.23	$10,209,194.23	$—	$—	$3,778,623.75
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,778,623.75
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$387,413.76
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$387,413.76
Remaining Funds to Certificates	$387,413.76	$387,413.76	$—	$—	$—
Total	$14,281,750.27	$14,281,750.27	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$168,658,411.70	$155,058,007.48
Note Balance	$165,267,201.71	$151,666,797.49
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.01%	4	$23,096.35
Liquidation Proceeds of Defaulted Receivables[2]	0.10%	141	$151,151.28
Monthly Net Losses (Liquidation Proceeds)			$(128,054.93)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.18)%
Second Preceding Collection Period			(0.40)%
Preceding Collection Period			(0.18)%
Current Collection Period			(0.95)%
Four-Month Average Net Loss Ratio			(0.43)%
Cumulative Net Losses for All Periods			$2,254,870.18
Cumulative Net Loss Ratio			0.17%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.61%	107	$951,191.93
60-89 Days Delinquent	0.16%	25	$241,795.75
90-119 Days Delinquent	0.06%	12	$91,116.87
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.83%	144	$1,284,104.55

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		—	$—
Total Repossessed Inventory		5	$64,730.62

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		37	$332,912.62
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.22%
Preceding Collection Period			0.30%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.20	0.13%	22	0.09%